Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details) - VIEs Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Financial Statements [Line Items]
Total current assets	$ 173,521,855	$ 186,180,819	$ 138,221,303
Total assets	176,420,626	190,452,203	150,451,534
Total current liabilities	53,729,430	84,230,663	64,325,004
Total liabilities	54,547,559	85,991,758	67,371,528
Revenue generated from services	85,889,060	106,659,899	101,751,348
Revenue generated from sales	195,180,332	185,461,514	117,275,333
Total revenue	281,069,392	292,121,413	219,026,681
Net income from continuing operations	15,891,718	23,634,372	18,180,563
Net cash (used in) provided by operating activities	(44,837,143)	31,958,893	(16,212,682)
Net cash provided by investing activities	7,531,797	3,394,659	17,767,612
Net cash (used in) provided by financing activities	$ 4,794,513	$ 141,225	$ (287,123)